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                                                File No. 33-37848


               Securities and Exchange Commission
                     Washington, D.C. 20549

           ___________________________________________

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                Post-Effective Amendment No. 10
                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 7
           ___________________________________________

                 ALLIANCE NEW EUROPE FUND, INC.
       (Exact Name of Registrant as Specified in Charter)
        1345 Avenue of the Americas, New York, N.Y. 10105
       (Address of Principal Executive Offices) (Zip Code)
           ___________________________________________

       Registrant's Telephone Number, including Area Code:
                         (800) 221-5672
           ___________________________________________

                      EDMUND P. BERGAN, JR.
        1345 Avenue of the Americas, New York, N.Y. 10105
             (Name and address of Agent for Service)
           ___________________________________________


                Calculation of Registration Fee:

Title of                Proposed       Proposed
Securities  Amount      Maximum        Maximum           Amount of
Being       Being       Offering Price Aggregate         Registration
Registered  Registered  Per Share*     Offering Price**  Fee
__________  __________  _____________  ________________  _____________

Capital     4,132,181   $14.75         $290,000          $100.00
Stock .01
par value



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*   Estimated solely for the purpose of determining the amount of the registration fee based on the maximum offering price per share of the total Registrant's common stock on September 14, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 (a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended July 31, 1995 was 4,617,197, of which none was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2 (a) and 4,617,197 of which are being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

     X   immediately upon filing pursuant to paragraph (b)
    ___
    ___  on (date) pursuant to paragraph (b)
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  on (date) pursuant to paragraph (a)(1)
    ___  75 days after filing pursuant to paragraph (a)(2)
    ___  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBIT: Opinion of Messrs. Seward & Kissel



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                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 as amended and the Investment Company Act of 1940 as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 25th day of September, 1995.

                         ALLIANCE NEW EUROPE FUND, INC.

                             /s/ John D. Carifa
                         By
                               John D. Carifa
                               Chairman

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    SIGNATURE                TITLE         DATE

(1) Principal Executive
    Officer

     /s/ John D. Carifa
                             Chairman      September 25, 1995
      John D. Carifa

(2) Principal Financial and
      Accounting Officer

     /s/ Mark D. Gersten
                             Treasurer     September 25, 1995
       Mark D. Gersten

(3) A majority of the Directors
    ____________________

    John D. Carifa
    David H. Dievler
    John H. Dobkin
    W.H. Henderson
    Stig Host
    John C. West
    Robert C. White




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     /s/ Edmund P. Bergan, Jr.
by                                         September 25, 1995
      (Attorney-in-fact)
      Edmund P. Bergan, Jr.



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                      SEWARD & KISSEL
                  One Battery Park Plaza
                   New York, N.Y.  10004

                 Telephone: (212) 574-1200
                 Facsimile: (212) 480-8421


                             September 26, 1995



Alliance New Europe Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance New Europe
Fund, Inc., a Maryland corporation (the "Company"), in connection with the registration of an additional 4,132,181 shares of common stock, par value $.01 per share, of the Company under the Securities Act of 1933, as amended (the
"Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 10 to the Company's Registration Statement on Form N-1A under the Act (File No. 33-37848) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 4,132,181 additional shares of common stock of the Company being registered by Post-Effective Amendment No. 10 to the Company's Registration Statement are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of its Registration Statement under the Act, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of common stock authorized to be issued by the Company's Articles of Incorporation) and will be fully paid and non-assessable shares of common stock of the Company under the laws of the State of Maryland (assuming that the sale price of each share is not less than the par value thereof).




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         Our opinion above stated is expressed as members of
the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to above-referenced Post-Effective Amendment No. 10 to the
Company's Registration Statement.


                             Very truly yours,

                             /s/ Seward & Kissel









































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